Consolidated Balance Sheet - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 300	$ 612	$ 2,865
Short-term investments	3,632	3,884	0
Accounts receivable	428	1,044	1,140
Prepaid expenses	428	566	70
Investment tax credits receivable	178	246	97
Total Current Assets	4,966	6,352	4,172
Leasehold Improvements and Equipment, net	5,833	5,730	4,238
Security Deposits	714	708	506
Total Assets	11,513	12,790	8,916
Current
Accounts payable and accrued liabilities	613	897	1,595
Current portion of long-term debt	710	704	184
Deferred revenue	2,750	3,634	0
Total Current Liabilities	4,073	5,235	1,779
Deferred lease obligations	46	45	27
Long-term debt	2,410	2,565	1,546
Total Liabilities	6,529	7,845	3,352
Shareholders' Equity
Capital Stock, common shares, $0.00001 par value; 100,000,000 shares authorized; 65,422,020 shares issued and outstanding (2016: 64,812,020 common shares)	1	1	1
Additional Paid-in-Capital	24,207	23,700	22,846
Accumulated Deficit	(18,249)	(17,737)	(16,557)
Accumulated Other Comprehensive Loss	(975)	(1,019)	(726)
Total Shareholders' Equity	4,984	4,945	5,564
Total Liabilities and Shareholders' Equity	$ 11,513	$ 12,790	$ 8,916